ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)
Schedule Of Accrued Expenses
	December 31, 2021	December 31, 2020
Registration rights damages (see Note 9)	$189,663	$-
Consulting services	163,647	163,647
Taxes and other	110,590	149,388

Accrued expenses	$463,900	$313,035